UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 97.1%
Argentina 0.0%
Nortel Inversora SA "A" (ADR) 144A (Preferred)* (Cost $82,865)	12,721	75,690
Brazil 65.2%
Banco Bradesco SA (ADR) (Preferred) (a)	1,514,000	27,070,320
Banco do Brasil SA	520,700	8,103,155
Banco Santander Brasil SA (Units)	714,000	6,620,192
BM&F BOVESPA SA	1,223,000	7,692,748
BR Malls Participacoes SA	367,000	4,005,661
Bradespar SA (Preferred)	167,000	3,361,601
Braskem SA "A" (Preferred)	52	466
BRF-Brasil Foods SA	495,000	9,802,541
CCR SA	1,292,000	8,991,941
Cia. Hering	340,000	8,173,077
Cielo SA	166,000	4,945,227
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	77,900	3,254,751
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	641,000	23,325,990
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	284,000	5,748,160
Companhia Energetica de Sao Paulo "B" (Preferred)	436,000	8,184,982
Companhia Siderurgica Nacional SA (ADR)	468,000	4,806,360
Cyrela Brazil Realty SA Empreendimentos e Participacoes	217,000	2,009,535
Ecorodovias Infraestrutura e Logistica SA	456,000	3,210,165
EDP - Energias do Brasil SA	276,000	6,429,258
Embraer SA	458,000	3,161,332
Gerdau SA (Preferred)	717,000	6,832,675
Itau Unibanco Holding SA (ADR) (Preferred) (a)	1,486,000	29,660,560
Itausa - Investimentos Itau SA (Preferred)	1,675,700	10,971,845
Localiza Rent a Car SA	458,000	7,520,616
Lojas Americanas SA (Preferred)	322,000	3,112,740
Lojas Renner SA	266,500	8,999,256
Metalurgica Gerdau SA (Preferred)	203,000	2,439,904
MRV Engenharia e Participacoes SA	620,000	4,772,779
Multiplan Empreendimentos Imobiliarios SA	48,000	1,098,901
OdontoPrev SA	643,000	10,746,108
OGX Petroleo e Gas Participacoes SA*	417,000	3,949,949
PDG Realty SA Empreendimentos e Participacoes	1,357,800	5,502,074
Petroleo Brasileiro SA	555,100	8,549,531
Petroleo Brasileiro SA (ADR)	294,000	8,981,700
Petroleo Brasileiro SA (ADR) (Preferred) (a)	1,006,000	28,097,580
Petroleo Brasileiro SA (Preferred)	2,013,000	28,307,813
Raia Drogasil SA	154,000	1,278,045
Redecard SA	276,000	4,975,962
Rossi Residencial SA	126,000	680,769
Souza Cruz SA	403,000	5,245,089
Sul America SA (Units)	151,965	1,530,783
Telefonica Brasil SA (ADR) (Preferred) (a)	177,750	4,948,560
TOTVS SA	15,187	261,114
Tractebel Energia SA	133,000	2,309,535
Ultrapar Participacoes SA	239,000	4,835,537
Vale SA	481,000	12,305,804
Vale SA "A" (Preferred)	472,000	11,532,555
Vale SA (ADR)	447,930	11,332,629
Vale SA (ADR) (Preferred) (a)	1,084,311	26,251,169

(Cost $269,613,688)		405,929,044
Chile 7.2%
Banco de Chile	33,000,000	4,967,453
Banco de Credito e Inversiones	49,000	3,189,585
Cencosud SA	357,000	2,029,657
Colbun SA	6,404,000	1,680,464
Empresa Nacional de Electricidad SA (ADR)	110,800	5,195,412
Empresa Nacional de Telecomunicaciones SA	193,000	3,533,361
Empresas CMPC SA	508,000	2,030,553
Empresas Copec SA	467,300	7,029,462
Enersis SA (ADR)	331,400	6,067,934
Lan Airlines SA (ADR) (a)	125,000	3,137,500
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	106,000	6,220,708

(Cost $41,731,755)		45,082,089
Colombia 2.3%
Bancolombia SA (ADR) (a)	103,900	6,442,839
Ecopetrol SA (ADR) (a)	156,000	7,966,920

(Cost $10,535,302)		14,409,759
Mexico 19.6%
Alfa SAB "A"	470,000	6,169,379
America Movil SAB de CV "L"	2,658,100	3,095,722
America Movil SAB de CV "L" (ADR) (a)	1,355,000	31,449,550
Coca-Cola Femsa SAB de CV "L"	119,000	1,168,353
Fomento Economico Mexicano SAB de CV (ADR) (Units) (a)	74,000	5,218,480
Fomento Economico Mexicano SAB de CV (Units)	1,625,000	11,456,199
Genomma Lab Internacional SAB de CV "B"*	1,831,000	4,017,661
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	33,000	1,236,510
Grupo Bimbo SAB de CV "A"	1,099,000	2,445,201
Grupo Elektra SA de CV	42,000	3,673,441
Grupo Financiero Banorte SAB de CV "O"	2,068,000	8,250,359
Grupo Financiero Inbursa SAB de CV "O"	916,000	1,889,754
Grupo Mexico SAB de CV "B"	2,597,085	8,267,012
Grupo Modelo SAB de CV "C"	802,000	4,970,467
Grupo Televisa SA (ADR)	282,000	5,561,040
Industrias Penoles SAB de CV	121,000	5,783,522
Minera Frisco SAB de CV "A1"*	445,000	2,023,550
OHL Mexico SAB de CV*	714	1,155
Wal-Mart de Mexico SAB de CV "V"	4,924,000	15,205,576

(Cost $61,569,589)		121,882,931
Peru 2.0%
Compania de Minas Buenaventura SA (ADR)	141,000	6,048,900
Credicorp Ltd.	56,300	6,399,058

(Cost $3,431,661)		12,447,958
United States 0.8%
Southern Copper Corp. (a) (b) (Cost $3,423,154)	146,600	5,085,554

Total Common Stocks (Cost $390,388,014)		604,913,025
	Units	Value ($)

Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $836,592)	766	436,205
	Shares	Value ($)

Securities Lending Collateral 24.9%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $155,164,041)	155,164,041	155,164,041
Cash Equivalents 3.1%
Central Cash Management Fund, 0.07% (d) (Cost $19,454,770)	19,454,770	19,454,770

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $565,843,417) †	125.2	779,968,041
Other Assets and Liabilities, Net	(25.2)	(157,188,974)

Net Assets	100.0	622,779,067

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $572,251,975.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $207,716,066.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $229,315,729 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,599,663.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $150,783,641, which is 24.2% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	836,592	436,205	0.07

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

At January 31, 2012 the DWS Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Financials	127,893,213	21.1%
Materials	114,322,962	18.9%
Energy	90,689,030	15.0%
Consumer Staples	85,400,349	14.1%
Telecommunication Services	43,102,883	7.1%
Consumer Discretionary	42,484,711	7.0%
Industrials	40,894,265	6.8%
Utilities	35,615,745	5.9%
Health Care	14,763,769	2.4%
Information Technology	10,182,303	1.7%
Total	605,349,230	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Argentina	$—	$—	$75,690	$75,690
Brazil	405,929,044	—	—	405,929,044
Chile	45,082,089	—	—	45,082,089
Colombia	14,409,759	—	—	14,409,759
Mexico	121,882,931	—	—	121,882,931
Peru	12,447,958	—	—	12,447,958
United States	5,085,554	—	—	5,085,554
Other Investments	—	—	436,205	436,205
Short-Term Investments(f)	174,618,811	—	—	174,618,811
Total	$779,456,146	$—	$511,895	$779,968,041

Securities with a total value of $22,166,582 were transferred from Level 2 to Level 1 as a result of resumed trading on a securities exchange during the period ended January 31, 2012. Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Equity Securities	Other Investments	Total
Balance as of October 31, 2011	$75,690	$423,705	$499,395
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	0	12,500	12,500
Amortization premium/discount	—	—	—
Purchases	—	—	—
(Sales)	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of January 31, 2012	$75,690	$436,205	$511,895
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$0	$12,500	$12,500

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012